CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	Dec. 31, 2020	Apr. 30, 2018
Senior Unsecured Convertible Bonds due 2018
Interest rate	3.25%
4.875% unsecured convertible bonds due 2023
Interest rate	4.875%	4.875%